SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Director fees	$ 139,187	$ 91,463	$ 271,838	$ 243,900
Salaries	237,746	127,518	455,256	269,586
Share-based payments	205,363	181,749	399,563	303,861
Total	$ 582,296	$ 400,730	$ 1,126,657	$ 817,347